Earnings per share ("EPS") (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of calculation of basic EPS and diluted EPS [Abstract]
Profit/(loss) for the period used for calculation of EPS - basic		$ 61,520	$ (11,521)	$ 266,266
Interest and amortization on the convertible notes		0	0	6,766
Profit/(loss) for the period used for calculation of EPS - dilutive		$ 61,520	$ (11,521)	$ 273,032
Basic earnings per share [Abstract]
Weighted average number of shares (basic) (in shares)		164,692,954	169,089,325	155,712,886
Diluted earnings per share [Abstract]
Weighted average shares outstanding - basic (in shares)		164,692,954	169,089,325	155,712,886
Dilutive equity awards (in shares)	[1]	157,137	0	65,873
Dilutive shares related to convertible notes (in shares)		0	0	14,275,217
Weighted average shares outstanding - dilutive (in shares)		164,850,091	169,089,325	170,053,975
Antidilutive securities excluded from calculation of diluted weighted average number of shares outstanding (in shares)			77,546

[1]	In 2022, 2021, and 2020, equity awards of nil, 77,546 and nil, respectively, were excluded from the calculation of the dilutive weighted average shares outstanding due to being anti-dilutive.